Note 12 - Earnings (Losses) Per Share	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Earnings Per Share [Text Block]

12. Earnings / (losses) per share

All common shares issued are Costamare Bulkers common stock and have equal rights to vote and participate in dividends.

	For the six-month period ended June 30,
	2025	2026
Net income / (loss)	$(26,515)	$15,103
Weighted average number of common shares, basic and diluted	8,424,213	24,211,897
Earnings / (losses) per common share, basic and diluted	$(3.15)	$0.62